Investment Securities - Contractual Maturities of Investment Securities (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Schedule Of Available For Sale Securities And Held To Maturity [Line Items]
Due in one year or less, Amortized Cost	$ 625
Due after one year through five years, Amortized Cost	2,494
Due after five years through ten years, Amortized Cost	38,453
Due after ten years, Amortized Cost	38,497
Total investment securities, excluding mortgage-backed securities, Amortized Cost	80,069
Total investment securities, Amortized Cost	285,838	$ 394,733
Due in one year or less, Estimated Fair Value	625
Due after one year through five years, Estimated Fair Value	2,484
Due after five years through ten years, Estimated Fair Value	37,709
Due after ten years, Estimated Fair Value	36,363
Total investment securities, excluding mortgage-backed securities, Estimated Fair Value	77,181
Total investment securities, Estimated Fair Value	282,875	394,500
Due after one year through five years, Amortized Cost	250
Total investment securities, excluding mortgage-backed securities, Amortized Cost	250
Total investment securities, Amortized Cost	250	489
Due after one year through five years, Estimated Fair Value	250
Total investment securities, excluding mortgage-backed securities, Estimated Fair Value	250
Total investment securities, Estimated Fair Value	250	501
Other Mortgage-Backed Securities [Member]
Schedule Of Available For Sale Securities And Held To Maturity [Line Items]
Total investment securities, Amortized Cost	183	265
Total investment securities, Estimated Fair Value	182	265
U.S. Government Agency Mortgage-Backed Securities [Member]
Schedule Of Available For Sale Securities And Held To Maturity [Line Items]
Total investment securities, Amortized Cost	205,586	263,215
Total investment securities, Estimated Fair Value	$ 205,512	265,156
Total investment securities, Amortized Cost		239
Total investment securities, Estimated Fair Value		$ 251